WILLKIE FARR & GALLAGHER LLP	787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 10, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	TD Asset Management USA Funds Inc.
Securities Act File No. 33-96132; Investment Company Act File No. 811-9086

Ladies and Gentlemen:

On behalf of TD Asset Management USA Funds Inc. (the “Company”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission Post-Effective Amendment No. 34 to the Company’s Registration Statement under the 1933 Act and Amendment No. 35 to the Company’s Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The purpose of the Amendment is to add a new series to the Company, the TDAM Institutional Municipal Money Market Fund (the “New Fund”).

The investment objective of the New Fund is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

The New Fund seeks to achieve its investment objective by investing in high quality money market securities that TDAM USA Inc., the New Fund’s investment manager, believes present minimal credit risk.  The New Fund invests primarily in a diversified portfolio of short-term, high quality, tax-exempt municipal obligations. The New Fund normally invests at least 80% of its total assets in obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax.

It is proposed that the Amendment will become effective 75 days after filing pursuant to Rule 485(a)(2) under the 1933 Act on September 23, 2009.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

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